Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of aging of trade receivables
The aging of trade receivables is as follows:

	2021	2020
	$	$
Not past due	17,128	7,198
1-30 days past due	2,925	2,332
31-60 days past due	1,217	1,258
61-90 days past due	468	686
91-120 days past due	348	601
Greater than 120 days past due	906	1,731
	22,992	13,806
Less: credit loss impairment	1,007	1,146
	21,985	12,660

Schedule of changes in credit loss impairment	Changes in credit loss impairment was as follows:

	2021	2020
	$	$
Balance - January 1	1,146	474
Write-offs	(1,006)	(1,216)
Impairment loss recognized	867	1,888
Balance - December 31	1,007	1,146

Schedule of foreign currency risk	The net carrying value of these US
denominated balances held in entities with Euro and Canadian dollars as their functional currency as at December 31, 2021 and 2020 presented in US dollars is as follows:

	2021		2020
	Euro	CAD	Euro	CAD
	$	$	$	$
Cash and cash equivalents	776	187,559	976	201,467
Trade and other receivables	1,060	1,532	969	1,655
Trade and other payables	(303)	(206)	(158)	(217)
	1,533	188,885	1,787	202,905

Sensitivity analysis for foreign currency risk
If there was a 1% strengthening of the US dollar against the Canadian dollar or the Euro, there would be a corresponding increase (decrease) in net loss of:

	2021		2020
	Euro	CAD	Euro	CAD
	$	$	$	$
Cash and cash equivalents	8	2,387	8	2,579
Trade and other receivables	9	19	8	21
Trade and other payables	(3)	(3)	(1)	(3)
	14	2,403	15	2,597